Class A Common Stock Subject to Possible Redemption (Details) - Class A Common Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Voting rights	one	one
Common stock, shares outstanding	28,750,000	28,750,000	28,750,000